UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          399 Park Avenue, 6th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Eric Ross, Attorney-in-Fact for Marc Lasry
Phone:  (212) 878-3520

Signature, Place, and Date of Signing:

/s/ Eric Ross             New York, New York      AUGUST 14, 2012
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Fourteen (14)

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $262,105 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:


NO.  FORM 13F FILE NO.                    NAME
-------------------------------------------------------------------
 1   028-12377         Avenue Capital Management II GenPar, LLC
-------------------------------------------------------------------
 2   028-11224         Avenue Capital Management II, L.P.
-------------------------------------------------------------------
 3   028-12370         GL Partners IV, LLC
-------------------------------------------------------------------
 4   028-12368         Avenue Capital Partners IV, LLC
-------------------------------------------------------------------
 5   028-12383         Avenue Special Situations Fund IV, L.P.
-------------------------------------------------------------------
 6   028-13479         GL Partners V, LLC
-------------------------------------------------------------------
 7   028-13480         Avenue Capital Partners V, LLC
-------------------------------------------------------------------
 8   028-13481         Avenue Special Situations Fund V, L.P.
-------------------------------------------------------------------
 9   028-14289         Avenue Partners, LLC
-------------------------------------------------------------------
 10  028-14290         Avenue International Master GenPar, Ltd.
-------------------------------------------------------------------
 11  028-14294         Avenue International Master, L.P.
-------------------------------------------------------------------
 12  028-14819         Avenue Special Situations Fund VI (Master), L.P.
-------------------------------------------------------------------
 13  028-14820         Avenue Capital Partners VI, LLC
-------------------------------------------------------------------
 14  028-14823         GL Partners VI, LLC
-------------------------------------------------------------------

                                    FORM 13F INFORMATION TABLE

Name of                     Title of         CUSIP        Value     SH/Prn SH/ Put/ Invstment    Other       Voting   Author
Issuer                      Class                      (x1,000)     Amount Prn Call Discrtion   Managers      Sole    Shared None

Central European Media      NOTE 5.000%      153443AH9  $24,458 30,392,000 SH       DEFINED                30,392,000      0    0
CIT Group Inc               COM NEW          125581801     $272      7,621 SH       DEFINED   1,2               7,621      0    0
CIT Group Inc               COM NEW          125581801   $2,412     67,676 SH       DEFINED   1,2,9            67,676      0    0
CIT Group Inc               COM NEW          125581801   $7,377    206,998 SH       DEFINED   1,2,9,10,11     206,998      0    0
CIT Group Inc               COM NEW          125581801   $8,731    244,985 SH       DEFINED   1,2,12,13,14    244,985      0    0
General Motors Co.          COM              37045V100   $1,916     97,184 SH       DEFINED   1,2              97,184      0    0
General Motors Co.          COM              37045V100   $6,039    306,234 SH       DEFINED   1,2,9,10,11     306,234      0    0
General Motors Co.          COM              37045V100  $10,819    548,628 SH       DEFINED   1,2,12,13,14    548,628      0    0
General Motors Co.          COM              37045V100   $1,948     98,765 SH       DEFINED   1,2,9            98,765      0    0
General Motors Co.          *W EXP 07/10     37045V118   $1,231    111,748 SH       DEFINED   1,2             111,748      0    0
General Motors Co.          *W EXP 07/10     37045V118  $10,072    913,974 SH       DEFINED   1,2,9,10,11     913,974      0    0
General Motors Co.          *W EXP 07/10     37045V118   $7,766    704,694 SH       DEFINED   1,2,12,13,14    704,694      0    0
General Motors Co.          *W EXP 07/10     37045V118   $3,201    290,456 SH       DEFINED   1,2,9           290,456      0    0
General Motors Co.          *W EXP 07/10     37045V126     $768    113,346 SH       DEFINED   1,2             113,346      0    0
General Motors Co.          *W EXP 07/10     37045V126   $6,491    957,376 SH       DEFINED   1,2,9,10,11     957,376      0    0
General Motors Co.          *W EXP 07/10     37045V126   $7,598  1,120,694 SH       DEFINED   1,2,12,13,14  1,120,694      0    0
General Motors Co.          *W EXP 07/10     37045V126   $2,234    329,456 SH       DEFINED   1,2,9           329,456      0    0
IFM Investments Ltd.        ADS CL A NEW     45172L209   $2,226  2,042,078 SH       DEFINED                 2,042,078      0    0
Lear Corp.                  COM NEW          521865204     $124      3,291 SH       DEFINED   1,2               3,291      0    0
Lear Corp.                  COM NEW          521865204   $1,662     44,047 SH       DEFINED   1,2,9            44,047      0    0
Lear Corp.                  COM NEW          521865204   $3,373     89,410 SH       DEFINED   1,2,9,10,11      89,410      0    0
Magnachip Semiconductor     COM              55933J203   $7,710    808,995 SH       DEFINED   1,2             808,995      0    0
Magnachip Semiconductor     COM              55933J203  $40,748  4,275,774 SH       DEFINED   1,2,3,4,5     4,275,774      0    0
Magnachip Semiconductor     COM              55933J203  $50,860  5,336,837 SH       DEFINED   1,2,6,7,8     5,336,837      0    0
Magnachip Semiconductor     COM              55933J203  $19,915  2,089,708 SH       DEFINED   1,2,9,10,11   2,089,708      0    0
Magnachip Semiconductor     COM              55933J203   $6,883    722,264 SH       DEFINED   1,2,9           722,264      0    0
TRW Automotive Hldings Corp COM              87264S106     $486     13,221 SH       DEFINED   1,2              13,221      0    0
TRW Automotive Hldings Corp COM              87264S106   $1,652     44,933 SH       DEFINED   1,2,9            44,933      0    0
TRW Automotive Hldings Corp COM              87264S106  $13,199    359,069 SH       DEFINED   1,2,9,10,11     359,069      0    0
Verso Paper Holdings LLC    COM              92531L108      $12     10,022 SH       DEFINED   1,2              10,022      0    0
Verso Paper Holdings LLC    COM              92531L108      $79     66,604 SH       DEFINED   1,2,9            66,604      0    0
Verso Paper Holdings LLC    COM              92531L108     $321    272,188 SH       DEFINED   1,2,9,10,11     272,188      0    0
Verso Paper Holdings LLC    COM              92531L108   $2,986  2,530,610 SH       DEFINED   1,2,12,13,14  2,530,610      0    0
YRC Worldwide Inc           NOTE 10.000% 3/3 984249AB8      $11     37,654 SH       DEFINED   1,2              37,654      0    0
YRC Worldwide Inc           NOTE 10.000% 3/3 984249AB8     $120    424,574 SH       DEFINED   1,2,9           424,574      0    0
YRC Worldwide Inc           NOTE 10.000% 3/3 984249AB8     $289  1,022,687 SH       DEFINED   1,2,9,10,11   1,022,687      0    0
YRC Worldwide Inc           NOTE 10.000% 3/3 984249AB8   $1,032  3,654,194 SH       DEFINED   1,2,12,13,14  3,654,194      0    0
YRC Worldwide Inc           NOTE 10.000% 3/3 984249AC6      $25     45,190 SH       DEFINED   1,2              45,190      0    0
YRC Worldwide Inc           NOTE 10.000% 3/3 984249AC6     $278    509,517 SH       DEFINED   1,2,9           509,517      0    0
YRC Worldwide Inc           NOTE 10.000% 3/3 984249AC6     $669  1,227,300 SH       DEFINED   1,2,9,10,11   1,227,300      0    0
YRC Worldwide Inc           NOTE 10.000% 3/3 984249AC6   $2,390  4,385,297 SH       DEFINED   1,2,12,13,14  4,385,297      0    0
YRC Worldwide Inc.          COM PAR $.01     984249607      $13      1,793 SH       DEFINED   1,2               1,793      0    0
YRC Worldwide Inc.          COM PAR $.01     984249607     $142     20,214 SH       DEFINED   1,2,9            20,214      0    0
YRC Worldwide Inc.          COM PAR $.01     984249607     $343     48,691 SH       DEFINED   1,2,9,10,11      48,691      0    0
YRC Worldwide Inc.          COM PAR $.01     984249607   $1,225    173,983 SH       DEFINED   1,2,12,13,14    173,983      0    0